Other Financial Information - Statement of Comprehensive (loss)/income(Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Condensed Financial Statements Captions [Line Items]
Revenue	$ 118,618	$ 105,733	$ 213,964	$ 207,220
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Time charter, voyage and logistics business expenses	(54,078)	(36,095)	(104,804)	(82,476)
Direct vessel expenses	(31,783)	(34,685)	(61,827)	(64,759)
General and administrative expenses incurred on behalf of affiliates	(5,360)	(5,463)	(10,658)	(10,945)
General and administrative expenses	(6,108)	(6,392)	(12,492)	(12,830)
Depreciation and amortization	(26,091)	(27,132)	(51,714)	(46,959)
Interest expense and finance cost, net	(27,565)	(26,698)	(54,987)	(54,448)
Gain on debt extinguishment	1,715	0	1,715	0
Impairment loss on sale of vessel	(5,141)	0	(14,239)	0
(Loss)/income before equity in net earnings of affiliated companies	(31,956)	(27,799)	(87,262)	(45,118)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	1,307	16,376
Loss before taxes	(35,731)	(24,375)	(85,955)	(28,742)
Income tax (expense)/benefit	76	621	493	(424)
Net loss	(35,655)	(23,754)	(85,462)	(29,166)
Less: Net income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Net loss attributable to Navios Holdings common stockholders	(37,258)	(26,416)	(85,977)	(33,881)
Other Comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities	0	495	0	100
Reclassification to earnings	0	345	0	345
Total other comprehensive income	0	840	0	445
Total comprehensive loss	(35,655)	(22,914)	(85,462)	(28,721)
Comprehensive income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Total comprehensive loss attributable to Navios Holdings common stockholders	(37,258)	(25,576)	(85,977)	(33,436)
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,791)	(1,777)	(3,597)	(3,134)
Depreciation and amortization	(701)	(701)	(1,394)	(1,443)
Interest expense and finance cost, net	(19,903)	(19,170)	(39,812)	(38,990)
Other income/(expense), net	(75)	12	(499)	60
(Loss)/income before equity in net earnings of affiliated companies	(22,470)	(21,636)	(45,302)	(43,507)
(Loss)/income from subsidiaries	(10,328)	(7,695)	(40,609)	(5,389)
Equity in net (losses)/earnings of affiliated companies	(4,460)	2,917	(66)	15,016
Loss before taxes	(37,258)	(26,414)	(85,977)	(33,880)
Net loss	(37,258)	(26,414)	(85,977)	(33,880)
Net loss attributable to Navios Holdings common stockholders	(37,258)	(26,414)	(85,977)	(33,880)
Other Comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities		495		100
Reclassification to earnings		345		345
Total other comprehensive income		840		445
Total comprehensive loss	(37,258)	(25,574)	(85,977)	(33,435)
Total comprehensive loss attributable to Navios Holdings common stockholders	(37,258)	(25,574)	(85,977)	(33,435)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	59,238	46,991	110,783	93,259
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Time charter, voyage and logistics business expenses	(36,050)	(23,176)	(72,756)	(55,020)
Direct vessel expenses	(12,699)	(13,302)	(25,215)	(26,677)
General and administrative expenses incurred on behalf of affiliates	(5,360)	(5,463)	(10,658)	(10,945)
General and administrative expenses	(200)	(1,077)	(1,257)	(2,860)
Depreciation and amortization	(19,011)	(20,044)	(37,851)	(32,455)
Interest expense and finance cost, net	(1,368)	(1,699)	(3,100)	(3,425)
Gain on debt extinguishment	1,715		1,715
Impairment loss on sale of vessel	(5,141)		(14,239)
Other income/(expense), net	(255)	(524)	(834)	12,249
(Loss)/income before equity in net earnings of affiliated companies	(13,771)	(12,831)	(42,754)	(14,929)
(Loss)/income from subsidiaries	2,826	4,701	907	8,322
Equity in net (losses)/earnings of affiliated companies	601	843	1,402	1,691
Loss before taxes	(10,344)	(7,287)	(40,445)	(4,916)
Income tax (expense)/benefit	(68)	(73)	(135)	(142)
Net loss	(10,412)	(7,360)	(40,580)	(5,058)
Net loss attributable to Navios Holdings common stockholders	(10,412)	(7,360)	(40,580)	(5,058)
Other Comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities		495		100
Reclassification to earnings		345		345
Total other comprehensive income		840		445
Total comprehensive loss	(10,412)	(6,520)	(40,580)	(4,613)
Total comprehensive loss attributable to Navios Holdings common stockholders	(10,412)	(6,520)	(40,580)	(4,613)
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	59,380	58,742	103,181	113,961
Time charter, voyage and logistics business expenses	(18,028)	(12,919)	(32,048)	(27,456)
Direct vessel expenses	(19,084)	(21,383)	(36,612)	(38,082)
General and administrative expenses	(4,117)	(3,538)	(7,638)	(6,836)
Depreciation and amortization	(6,379)	(6,387)	(12,469)	(13,061)
Interest expense and finance cost, net	(6,294)	(5,829)	(12,075)	(12,033)
Gain on sale of assets	21		1,051
Other income/(expense), net	(1,214)	(2,018)	(2,596)	(3,175)
(Loss)/income before equity in net earnings of affiliated companies	4,285	6,668	794	13,318
Equity in net (losses)/earnings of affiliated companies	84	(336)	(29)	(331)
Loss before taxes	4,369	6,332	765	12,987
Income tax (expense)/benefit	144	694	628	(282)
Net loss	4,513	7,026	1,393	12,705
Less: Net income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Net loss attributable to Navios Holdings common stockholders	2,910	4,364	878	7,990
Other Comprehensive income/(loss)
Total comprehensive loss	4,513	7,026	1,393	12,705
Comprehensive income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Total comprehensive loss attributable to Navios Holdings common stockholders	2,910	4,364	878	7,990
Eliminations
Condensed Financial Statements Captions [Line Items]
(Loss)/income from subsidiaries	7,502	2,994	39,702	(2,933)
Loss before taxes	7,502	2,994	39,702	(2,933)
Net loss	7,502	2,994	39,702	(2,933)
Net loss attributable to Navios Holdings common stockholders	7,502	2,994	39,702	(2,933)
Other Comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities		(495)		(100)
Reclassification to earnings		(345)		(345)
Total other comprehensive income		(840)		(445)
Total comprehensive loss	7,502	2,154	39,702	(3,378)
Total comprehensive loss attributable to Navios Holdings common stockholders	7,502	2,154	39,702	(3,378)
Total
Condensed Financial Statements Captions [Line Items]
Revenue	118,618	105,733	213,964	207,220
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Time charter, voyage and logistics business expenses	(54,078)	(36,095)	(104,804)	(82,476)
Direct vessel expenses	(31,783)	(34,685)	(61,827)	(64,759)
General and administrative expenses incurred on behalf of affiliates	(5,360)	(5,463)	(10,658)	(10,945)
General and administrative expenses	(6,108)	(6,392)	(12,492)	(12,830)
Depreciation and amortization	(26,091)	(27,132)	(51,714)	(46,959)
Interest expense and finance cost, net	(27,565)	(26,698)	(54,987)	(54,448)
Gain on debt extinguishment	1,715		1,715
Impairment loss on sale of vessel	(5,141)		(14,239)
Gain on sale of assets	21		1,051
Other income/(expense), net	(1,544)	(2,530)	(3,929)	9,134
(Loss)/income before equity in net earnings of affiliated companies	(31,956)	(27,799)	(87,262)	(45,118)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	1,307	16,376
Loss before taxes	(35,731)	(24,375)	(85,955)	(28,742)
Income tax (expense)/benefit	76	621	493	(424)
Net loss	(35,655)	(23,754)	(85,462)	(29,166)
Less: Net income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Net loss attributable to Navios Holdings common stockholders	(37,258)	(26,416)	(85,977)	(33,881)
Other Comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities	0	495	0	100
Reclassification to earnings		345	0	345
Total other comprehensive income	0	840	0	445
Total comprehensive loss	(35,655)	(22,914)	(85,462)	(28,721)
Comprehensive income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (37,258)	$ (25,576)	$ (85,977)	$ (33,436)